Hartford Life Insurance Company Separate Account VL I:

333-50280	Stag Accumulator Variable Universal Life (Series I & I.5)
333-94617	Stag Protector Variable Universal Life (Series I & I.5)
033-53692	Stag Variable Life
333-07465	Stag Variable Life Artisan
333-109529	Stag Accumulator II
333-109530	Stag Protector II
333-110550	Hartford Quantum Life

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series I & II)
333-93319	Stag Accumulator Variable Universal Life (Series I & I.5)
333-83057	Stag Protector Variable Universal Life (Series I & I.5)
033-61267	Stag Variable Life
333-07471	Stag Accumulator II / Stag Variable Life Artisan
333-88787	Stag Protector II
333-110548	Hartford Quantum Life

Hartford Life Insurance Company Separate Account VL II:

333-88261	Stag Variable Life Last Survivor II (Series I & II)
033-89990	Stag Variable Life Last Survivor
333-131135	Hartford Variable Universal Life Last Survivor

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373	Stag Variable Life Last Survivor II (Series I & II)
033-89988	Stag Variable Life Last Survivor
333-131133	Hartford Variable Universal Life Last Survivor

Supplement Dated February 19, 2008 to the Prospectus Dated May 1, 2007

Supplement Dated February 19, 2008 to Your Prospectus

Effective December 31, 2007, the Total Annual Fund Operating Expenses are revised as follows:

Underlying Fund:	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses*	Total Annual Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Putnam Variable Trust
Putnam VT Small Cap Value Fund – Class IB	0.76%	0.25%	0.09%	0.08%	1.18%	N/A	1.18%

*         Estimate of expenses attributable to the fund’s investments during the fund’s fiscal year ended December 31, 2006, and will vary based on the fund’s investments from time to time, in certain other investment companies that the fund bears indirectly, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports.

This supplement should be retained with the prospectus for future reference.

HV-6662